Lease commitments (Analysis of Leased Assets Under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Class of property
Less - Accumulated depreciation	¥ (27,738)	¥ (27,647)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	19,760	18,989
Building
Class of property
Capital leased assets, gross	18,411	15,872
Machinery and equipment
Class of property
Capital leased assets, gross	¥ 29,087	¥ 30,764